CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Income/(loss) for the period	$ 20,630	$ (21,534)	$ 16,432
Items that may be reclassified to income in later periods:
Currency translation differences	(1,413)	1,179	344
Debt instruments remeasurements	(28)	23	29
Cash flow hedging gains/(losses)	21	(160)	(276)
Net investment hedging gains/(losses)	295	(423)	9
Deferred cost of hedging	(39)	100	66
Share of other comprehensive loss of joint ventures and associates	(109)	(42)	(76)
Total	(1,273)	677	96
Items that are not reclassified to income in later periods:
Retirement benefits remeasurements	7,198	(2,702)	(2,102)
Equity instruments remeasurements	145	64	(30)
Share of other comprehensive income of joint ventures and associates	3	119	2
Total	7,346	(2,519)	(2,130)
Other comprehensive income/(loss) for the period	6,073	(1,842)	(2,034)
Comprehensive income/(loss) for the period	26,703	(23,376)	14,398
Comprehensive income attributable to non-controlling interest	468	136	625
Comprehensive income/(loss) attributable to Shell plc shareholders	$ 26,235	$ (23,512)	$ 13,773